SUPPLEMENT DATED OCTOBER 1, 2002

TO

PROSPECTUS DATED APRIL 30, 2002

FOR

MFS REGATTA EXTRA NY VARIABLE AND FIXED ANNUITY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

SUN LIFE (N.Y.) VARIABLE ACCOUNT C

______________________________________________________________

The International Investors Trust Series of the MFS/Sun Life Series Trust has changed its name to International Value Series. Effective immediately, in the above-cited prospectus, all references to International Investors Trust - S Class should read "International Value - S Class."